Income Taxes - Schedule of Uncertain Tax Positions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits
Balance, beginning of year	$ 2.2	$ 5.9
Net changes during the year	(0.2)	(3.7)
Balance, end of year	$ 2.0	$ 2.2